STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 1,249,634	$ 960,561	$ 828,008
COST OF REVENUES	946,534	755,196	764,220
GROSS PROFIT	303,100	205,365	63,788
OPERATING COSTS AND EXPENSES
Research and development	63,134	61,669	51,841
Marketing, general and administrative	65,439	62,793	58,783
Nishiwaki Fab restructuring and impairment cost (income), net	(627)	(991)	55,500
Acquisition related costs			1,229
TOTAL OPERATING COSTS AND EXPENSES	127,946	123,471	167,353
OPERATING PROFIT (LOSS)	175,154	81,894	(103,565)
INTEREST EXPENSE, NET	(11,857)	(13,179)	(33,409)
OTHER FINANCING EXPENSE, NET	(12,492)	(109,930)	(55,404)
GAIN FROM ACQUISITION, NET	50,471		166,404
OTHER INCOME (EXPENSE), NET	9,322	(190)	(140)
PROFIT (LOSS) BEFORE INCOME TAX	210,598	(41,405)	(26,114)
INCOME TAX BENEFIT (EXPENSE)	(1,432)	12,278	24,742
NET PROFIT (LOSS)	209,166	(29,127)	(1,372)
Net income (loss) attributable to non controlling interest	(5,242)	(520)	5,635
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 203,924	$ (29,647)	$ 4,263
BASIC EARNINGS (LOSS) PER ORDINARY SHARE:
Earnings (loss) per share	$ 2.33	$ (0.40)	$ 0.08
Weighted average number of ordinary shares outstanding	87,480	74,366	51,798
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 2.09		$ 0.07
Net profit used for diluted earnings per share	$ 212,160		$ 4,263
Weighted average number of ordinary shares outstanding used for diluted earnings per share	101,303		63,182